Annual Activity of Loans Outstanding to Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance beginning of year	$ 2,927,377	$ 2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)
Balance, end of year	$ 3,922,338	$ 2,927,377